Restatement - Additional Information (Details) - Jaws Acquisition Corp [Member] - USD ($)		3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	May 18, 2020	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020
Fair value adjustment to warrants	$ 67,066,666	$ 6,981,715	$ 2,536,382	$ 2,536,382	$ 6,981,715	$ 26,009,715
Restatements adjustment in net cash used in operating activities		0	0	0	0	0
Restatements adjustment in net cash used in investing activities		0	0	0	0	0
Restatements adjustment in net cash used in financing activities		$ 0	$ 0	$ 0	$ 0	$ 0
Transaction Cost [Member] | Shareholder Equity [Member]
Effect of expensing amount allocated to fair value adjustment of warrants	$ 2,536,382